NOTE 5 - PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Payments to Acquire Productive Assets	$ 0	$ (1,330)
Payments to Acquire Productive Assets	(0)	1,330
Depreciation	7,826	$ 5,746	$ 13,322	$ 9,746
Property, Plant and Equipment, Additions			18,630	1,804
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Period Increase (Decrease)	$ 7,826		$ 13,322	$ 9,746